Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense	Income tax expense was as follows.

	2013	2012
Current	$11	$1,395
Deferred	1,362	330

Income tax expense	$1,373	$1,725

Effective Tax Rates Differ from Statutory Federal Income Tax Rate

Effective tax rates differ from the statutory federal income tax rate of 34% due to the following.

	2013	2012
Income taxes computed at the statutory federal tax rate	$2,568	$2,483
Add (subtract) tax effect of:
Nontaxable interest income, net of nondeductible interest expense	(781)	(630)
Low income housing tax credit	(280)	—
Cash surrender value of BOLI	(189)	(213)
Other	55	85

Income tax expense	$1,373	$1,725

Summary of Deferred Tax Assets and Liabilities

Year-end deferred tax assets and liabilities were due to the following.

	2013	2012
Deferred tax assets
Allowance for loan losses	$5,620	$6,712
Deferred compensation	1,223	1,057
Intangible assets	50	182
Pension costs	996	2,775
Impairment losses	146	195
Other	133	171

Deferred tax asset	8,168	11,092

Deferred tax liabilities
Tax depreciation in excess of book depreciation	(466)	(295)
Discount accretion on securities	(77)	(73)
Purchase accounting adjustments	(1,465)	(1,774)
FHLB stock dividends	(2,249)	(2,249)
Unrealized gain on securities available for sale	(176)	(3,013)
Other	(174)	(105)

Deferred tax liability	(4,607)	(7,509)

Net deferred tax asset	$3,561	$3,583